Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net (loss) income	$ (27.7)		$ (172.3)							$ 113.8	$ (155.4)	$ (136.3)	$ 51.8	$ 310.0
Less: Income attributable to non-controlling interests	(0.3)		(4.2)							(0.9)	(13.2)	(13.7)	(19.3)	(18.8)
Less: Accrued dividends on Series A redeemable preference shares			(2.5)							(2.6)	(3.5)	(6.1)
Net income (loss) available for dividends out of undistributed earnings	(28.0)	$ 16.0	(179.0)	$ (0.8)	$ 7.7	$ 6.9	$ 27.8	$ (12.0)	$ 9.8	110.3	(172.1)	(156.1)	32.5	291.2
Less: Earnings attributable to Series A redeemable preference shares										(4.5)
Net income (loss) available to Sirius Group common shareholders	$ (28.0)		$ (179.0)							$ 105.8	$ (172.1)	$ (156.1)	$ 32.5	$ 291.2
Denominator:
Weighted average shares outstanding for basic and diluted earnings per share	120,000,000		120,000,000							120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Earnings per share
Basic earnings per share	$ (0.23)	$ 0.13	$ (1.49)	$ (0.01)	$ 0.06	$ 0.06	$ 0.23	$ (0.10)	$ 0.08	$ 0.88	$ (1.43)	$ (1.30)	$ 0.27	$ 2.43
Diluted earnings per share	$ (0.23)	$ 0.13	$ (1.49)	$ (0.01)	$ 0.06	$ 0.06	$ 0.23	$ (0.10)	$ 0.08	$ 0.88	$ (1.43)	$ (1.30)	$ 0.27	$ 2.43
Potentially dilutive securities	0		0							0	0	0